Consolidated Statements of Total Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Stockholders Equity [Abstract]
Cash dividends declared per common share	$ 1.60	$ 1.60	$ 1.60